Capital management	12 Months Ended
Dec. 31, 2023
Capital Management
Capital management

32. Capital management

The purpose of capital management is to maintain the capital adequacy for Nu's operation through control and monitoring of the capital position, to evaluate the capital necessity according to the risk taken and strategic aim of the organization, and to establish a capital planning process following future requirements of regulatory capital, based on the Group's growth projections, risk exposure, market movements, and other relevant information. Also, the capital management structure is responsible for identifying sources of capital, writing and submitting the capital plan and the capital contingency plan for approval by the Executive Directors.

In July 2023, a new regulatory framework from the Central Bank of Brazil was implemented determining the classification of conglomerates containing at least one payment servicer institution. This new framework replaced the previous capital requirements for the financial conglomerate led by Nu Financeira. Therefore, the capital requirements for the conglomerates are not comparable due to differences in scope. The amounts for December 2023 reflecting Prudential Conglomerate requirements, are presented below in item (a).

a) Regulatory Capital Composition

i) Nu Prudential Conglomerate in Brazil

Brazil's Central bank defines a prudential conglomerate as a group of companies in which one regulated entity controls other regulated companies or investment funds. The conglomerate is classified as Type 3 when the regulated company that leads the conglomerate is a Payment Institution, in the case of Nu Pagamentos.

The regulatory capital of the prudential conglomerate, defined by Brazil's Central Bank, consists of three key components:

●	Common Equity Tier 1 (CET1) Capital: Consisting of paid-in capital, reserves, and retained earnings, after accounting for deductions and prudential adjustments.
●	Additional Tier 1 (AT1) Capital: This includes debt instruments that have no specific maturity and can absorb losses, meeting the eligibility criteria set out by the Central Bank. The sum of CET1 and AT1 forms the overall Tier 1 Capital.
●	Tier II Capital: This involves subordinated debt instruments with set maturity dates that meet eligibility requirements.

The phase-in, covering the minimum capital requirements and prudential adjustments, as per current regulation are illustrated in the following table.

	From July	Full year
Transitional Rule	2023	2024	2025

Prudential Adjustments	30.0%	60.0%	100.0%
Tier 1 Capital	5.5%	6.0%	6.0%
Minimum Requirement	6.75%	7.5%	8.0%
Conservation Capital Buffer (CCB)	0.0%	1.25%	2.5%
Total Requirement	6.75%	8.75%	10.50%

The following table demonstrates the calculated capital ratios for the CET1, Tier 1, and the Capital Adequacy Ratio (CAR). And also outlines their minimum requirements for the prudential conglomerate under Brazil's current regulations:

Prudential conglomerate	2023

Regulatory Capital	2,629,271
Tier I	2,396,007
Common equity capital	2,197,185
Additional	198,822
Tier II	233,263

Risk weighted assets (RWA)	19,261,517
Credit risk (RWA CPAD)	13,774,206
Market risk (RWA MPAD)	145,124
Operational risk (RWA OPAD)	4,036,285
Payment services risk (RWA SP)	1,305,902

Minimum capital required	1,300,152

Excess margin	1,329,119
CET1 ratio	11.4%
Tier 1 ratio	12.4%
CAR	13.7%

On December 29, 2023, the Brazilian Central Bank granted Nu Pagamentos approval for the implementation of the Alternative Standardized Approach ("ASA") to calculate its operational risk capital requirements. The RWA OPAD from December 2023 onwards are calculated in accordance with this methodology.

ii) Nu Mexico Financiera

Nu Mexico Financiera’s capital management aims to determine the capital necessary to support its growth and to permanently maintain its Regulatory Capital in accordance with the requirements defined by the CNBV (National Banking and Securities Commission).

As of December 31, 2023, its regulatory capital was equivalent to US$ 395,180 (US$470,092 as of December 31, 2022), resulting in a Capital ratio of 28.4% (49% as of December 31, 2022), with 10.5% being the minimum required for Category 4 Sociedades Financieras Populares ("SOFIPO").

iii) Nu Colombia

Nu Colombia Financiamiento was granted a license to operate as a financial institution in Colombia by Financial Superintendency (SFC) in January, 2024. Once Nu Colombia Financiamiento becomes operational, it will be required to comply with the capital ratios: basic solvency, additional basic solvency and total solvency.